Loss Per Share - Schedule of Loss Per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Loss per Share [Abstract]
Basic loss per share (in cents)	$ 1.24	$ 2.26	$ 3.04
Diluted loss per share (in cents)	$ 1.24	$ 2.26	$ 3.04
a) Net loss used in the calculation of basic loss per share	$ 3,679,999	$ 5,215,987	$ 6,936,957
a) Net loss used in the calculation of diluted loss per share	$ 3,679,999	$ 5,215,987	$ 6,936,957
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic loss per share	297,091,732	230,936,840	227,860,641
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of diluted loss per share	297,091,732	230,936,840	227,860,641